DEBT (Details - Loans payable) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loan payable, current	$ 570,487	$ 570,487
Loan payable, non-current	291,968	291,968
R I Line Of Credit [Member]
Debt Instrument [Line Items]
Loan payable, current	153,358	153,358
R I Short Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, current	46,544	46,544
W S Line Of Credit [Member]
Debt Instrument [Line Items]
Loan payable, current	218,616	218,616
W S Short Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, current	151,970	151,970
R I S B A E I D L [Member]
Debt Instrument [Line Items]
Loan payable, non-current	102,597	102,597
R I Long Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, non-current	65,533	65,533
W S S B A E I D L [Member]
Debt Instrument [Line Items]
Loan payable, non-current	26,307	26,307
W S Long Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, non-current	$ 97,532	$ 97,532